UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Equity Option Fund

Eaton Vance

Risk-Managed Equity Option Fund

August 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.2%

Security	Shares	Value
Aerospace & Defense — 2.8%
Boeing Co. (The)	12,752	$910,493
United Technologies Corp.	9,034	721,365

		$1,631,858

Automobiles — 0.6%
Bayerische Motoren Werke AG	4,600	$332,656

		$332,656

Beverages — 3.2%
Beam, Inc.	6,859	$400,291
Coca-Cola Co. (The)	40,052	1,497,945

		$1,898,236

Biotechnology — 3.6%
Celgene Corp.(1)	12,129	$873,773
Gilead Sciences, Inc.(1)	21,364	1,232,489

		$2,106,262

Capital Markets — 0.7%
Goldman Sachs Group, Inc. (The)	4,150	$438,738

		$438,738

Chemicals — 2.6%
Celanese Corp., Series A	8,578	$328,195
LyondellBasell Industries NV, Class A	6,292	307,301
Monsanto Co.	10,547	918,749

		$1,554,245

Commercial Banks — 4.4%
PNC Financial Services Group, Inc.	11,504	$715,089
Regions Financial Corp.	71,372	496,749
Wells Fargo & Co.	40,791	1,388,118

		$2,599,956

Communications Equipment — 2.6%
QUALCOMM, Inc.	25,506	$1,567,599

		$1,567,599

Computers & Peripherals — 5.3%
Apple, Inc.	4,171	$2,774,716
EMC Corp.(1)	14,566	382,940

		$3,157,656

Consumer Finance — 1.2%
American Express Co.	11,861	$691,496

		$691,496

Diversified Financial Services — 2.9%
Citigroup, Inc.	30,127	$895,073
JPMorgan Chase & Co.	22,564	838,027

		$1,733,100

Security	Shares	Value
Diversified Telecommunication Services — 3.5%
AT&T, Inc.	32,356	$1,185,524
CenturyLink, Inc.	21,175	894,855

		$2,080,379

Electric Utilities — 2.8%
American Electric Power Co., Inc.	8,133	$349,638
Duke Energy Corp.	4,825	312,563
Edison International	7,676	336,132
PPL Corp.	11,987	351,579
Southern Co. (The)	7,166	324,835

		$1,674,747

Energy Equipment & Services — 1.9%
Halliburton Co.	19,529	$639,770
Schlumberger, Ltd.	6,499	470,398

		$1,110,168

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	8,539	$835,712

		$835,712

Health Care Equipment & Supplies — 2.7%
Covidien PLC	13,602	$762,392
St. Jude Medical, Inc.	7,316	276,252
Varian Medical Systems, Inc.(1)	10,002	588,018

		$1,626,662

Hotels, Restaurants & Leisure — 1.8%
McDonald’s Corp.	12,043	$1,077,728

		$1,077,728

Household Products — 3.5%
Colgate-Palmolive Co.	10,566	$1,123,271
Procter & Gamble Co.	14,266	958,533

		$2,081,804

Industrial Conglomerates — 4.0%
Danaher Corp.	23,251	$1,245,556
General Electric Co.	53,279	1,103,408

		$2,348,964

Insurance — 1.8%
Aflac, Inc.	9,042	$417,559
MetLife, Inc.	19,205	655,467

		$1,073,026

Internet & Catalog Retail — 2.3%
Amazon.com, Inc.(1)	5,405	$1,341,683

		$1,341,683

Internet Software & Services — 4.2%
eBay, Inc.(1)	22,004	$1,044,530
Google, Inc., Class A(1)	2,107	1,443,485

		$2,488,015

IT Services — 6.3%
Accenture PLC, Class A	21,433	$1,320,273
International Business Machines Corp.	8,260	1,609,461
Visa, Inc., Class A	6,109	783,479

		$3,713,213

Security	Shares	Value
Machinery — 1.3%
Deere & Co.	10,619	$797,593

		$797,593

Media — 2.3%
Comcast Corp., Class A	20,538	$688,639
Walt Disney Co. (The)	13,013	643,753

		$1,332,392

Metals & Mining — 0.7%
Cliffs Natural Resources, Inc.	618	$22,149
Freeport-McMoRan Copper & Gold, Inc.	10,475	378,252

		$400,401

Multi-Utilities — 0.7%
Sempra Energy	6,115	$404,813

		$404,813

Multiline Retail — 2.4%
Dollar General Corp.(1)	16,655	$850,571
Macy’s, Inc.	14,006	564,582

		$1,415,153

Oil, Gas & Consumable Fuels — 9.4%
Anadarko Petroleum Corp.	5,256	$364,083
Apache Corp.	5,040	432,180
Chevron Corp.	4,375	490,700
ConocoPhillips	16,552	939,988
Exxon Mobil Corp.	25,675	2,241,428
Occidental Petroleum Corp.	7,726	656,787
Phillips 66	9,759	409,878

		$5,535,044

Pharmaceuticals — 5.7%
Abbott Laboratories	12,552	$822,658
Allergan, Inc.	9,844	847,864
Johnson & Johnson	10,155	684,751
Pfizer, Inc.	41,436	988,663

		$3,343,936

Real Estate Investment Trusts (REITs) — 2.1%
AvalonBay Communities, Inc.	4,266	$603,725
Boston Properties, Inc.	5,702	639,365

		$1,243,090

Road & Rail — 1.2%
Union Pacific Corp.	6,026	$731,797

		$731,797

Software — 3.6%
Microsoft Corp.	46,425	$1,430,818
Oracle Corp.	22,412	709,340

		$2,140,158

Specialty Retail — 0.7%
Home Depot, Inc. (The)	7,386	$419,156

		$419,156

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	8,873	$863,875

		$863,875

Security			Shares	Value
Tobacco — 2.5%
Philip Morris International, Inc.			16,755	$1,496,222

				$1,496,222

Total Common Stocks (identified cost $54,582,647)				$59,287,533

Put Options Purchased — 1.1%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	245	$1,325	9/22/12	$79,625
S&P 500 Index	165	1,325	12/22/12	550,275

Total Put Options Purchased (identified cost $2,447,126)				$629,900

Total Investments — 101.3% (identified cost $57,029,773)				$59,917,433

Call Options Written — (1.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	100	$1,400	9/7/12	$(136,500)
S&P 500 Index	200	1,405	9/22/12	(385,000)
S&P 500 Index	65	1,410	9/22/12	(107,250)

Total Call Options Written (premiums received $714,877)				$(628,750)

Put Options Written — (0.0)%(2)

Security/Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	60	$1,050.00	9/22/12	$(450)
S&P 500 Index	40	1,050.00	12/22/12	(16,600)
Teva Pharmaceutical Industries, Ltd. ADR(3)	175	37.50	9/22/12	(2,013)

Total Put Options Written (premiums received $298,862)				$(19,063)

Other Assets, Less Liabilities — (0.2)%				$(137,815)

Net Assets — 100.0%				$59,131,805

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended August 31, 2012, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended August 31, 2012 was $408.

ADR	-	American Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Over-the-counter option. Counterparty is Credit Suisse International.

The cost and unrealized appreciation (depreciation) of investments of the Fund at August 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,218,395

Gross unrealized appreciation	$6,104,093
Gross unrealized depreciation	(3,405,055)

Net unrealized appreciation	$2,699,038

Written options activity for the fiscal year to date ended August 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,035	$1,925,898
Options written	8,375	12,591,480
Options terminated in closing purchase transactions	(7,225)	(12,727,314)
Options expired	(1,545)	(776,325)

Outstanding, end of period	640	$1,013,739

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At August 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund purchases call options on individual stocks at or above the current value of the stock to enhance return. In buying call options on individual stocks, the Fund in effect, acquires potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium paid. The Fund purchases put options on indices or exchange-traded funds that replicate such indices at strike prices below the current value of the index or exchange-traded fund to reduce the Fund’s exposure to market risk and volatility. In buying put options on an index or exchange-traded fund, the Fund in effect, acquires protection against decline in the value of the applicable index or exchange-traded fund below the exercise price in exchange for the option premium paid. The Fund may and did write put options during the fiscal year to date ended August 31, 2012 on indices at a strike price below that of the Fund’s long put options on indices, creating a spread that reduces the overall cost of protection, but also limits protection. The Fund writes index call options above the current value of the index and occasionally, OTC put options on individual stocks below the current value of the security to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual security at strike prices below the current market price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline below the exercise price.

At August 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $629,900 and $647,813, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,449,987	$332,656	$—	$6,782,643
Consumer Staples	6,311,974	—	—	6,311,974
Energy	6,645,212	—	—	6,645,212
Financials	7,779,406	—	—	7,779,406
Health Care	7,076,860	—	—	7,076,860
Industrials	5,510,212	—	—	5,510,212
Information Technology	13,066,641	—	—	13,066,641
Materials	1,954,646	—	—	1,954,646
Telecommunication Services	2,080,379	—	—	2,080,379
Utilities	2,079,560	—	—	2,079,560
Total Common Stocks	$58,954,877	$332,656 *	$—	$59,287,533
Put Options Purchased	$629,900	$—	$—	$629,900
Total Investments	$59,584,777	$332,656	$—	$59,917,433

Liability Description
Call Options Written	$(628,750)	$—	$—	$(628,750)
Put Options Written	(17,050)	(2,013)	—	(19,063)
Total	$(645,800)	$(2,013)	$—	$(647,813)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2011 whose fair value was determined using Level 3 inputs. At August 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	October 25, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	October 25, 2012